RELATED PARTIES TRANSACTIONS (Details Textual) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Lease Expiration Date	Jun. 14, 2014
Due to Related Parties, Current	$ 1,242,198	$ 1,275,584
Due to Officers or Stockholders	16,248	9,432
Property, Plant and Equipment, Additions	1,448	1,487
Working Capital	908,471
Sanhe Dongyi [Member]
Related Party Transaction [Line Items]
Prepaid Rent	3,965
Due from Related Parties	$ 193	$ 1,387